Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company considers that it has a single reportable segment: air transport. This segment corresponds to 98.7% (99.0% as of December 31, 2023) of the Company's revenues. The Company's activities have functional relationship, making them inseparable from other revenues and reflects the way in which the Company's Management analyzes financial information to make decisions. The main decision makers are the Company’s executive directors.
The Company segregates revenues as shown below:

Revenue	December 31, 2024	%	December 31, 2023	%

Air transport	19,278,094	98.7%	18,374,696	99.0%
Other income	248,114	1.3%	179,729	1.0%
Total	19,526,208	100.0%	18,554,425	100.0%